Personnel (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Employees [Abstract]
Disclosure of Detailed Information About Number of People Employed
NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS	At 31 December			Average during the year
	2020	2019	2018	2020	2019	2018
Business segment
Scientific, Technical & Medical	8,600	8,100	7,900	8,300	8,000	7,700
Risk	9,700	9,100	8,700	9,600	9,000	8,600
Legal	10,400	10,600	10,500	10,500	10,600	10,600
Exhibitions	3,700	4,600	4,200	4,200	4,400	4,100
Sub-total	32,400	32,400	31,300	32,600	32,000	31,000
Corporate/shared functions	800	800	800	800	800	800
Total	33,200	33,200	32,100	33,400	32,800	31,800
Geographical location
North America	14,200	14,100	13,800	14,200	14,000	13,700
Europe	9,500	9,500	9,200	9,600	9,400	9,200
Rest of world	9,500	9,600	9,100	9,600	9,400	8,900
Total	33,200	33,200	32,100	33,400	32,800	31,800